Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Summary of Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following at September 30, 2019 and December 31, 2018 (in thousands):

	September 30, 2019	December 31, 2018
Warrants to purchase common stock	493	1,177
Public Warrants to purchase common stock*	3,734	3,734
Stock options issued and outstanding	499	535
Restricted stock units issued and outstanding	465	466
Authorized for future option grants	18	689

Total common stock reserved for future issuance	5,209	6,601

*	Public Warrants are presented as four Public Warrants are needed to purchase one share of common stock.

Common stock reserved for future issuance consists of the following at December 31, 2018 and 2017:

	December 31
	2018	2017
Warrants to purchase common stock	1,177,486	1,625,029
Stock options issued and outstanding	535,027	480,816
Restricted stock units issued and outstanding	465,560	242,568
Authorized for future option grants	689,406	763,346

	2,867,479	3,111,759

Summary of Stock Options transactions
The following table summarizes stock option transactions for the year ended December 31, 2018:

	Total options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2017	480,816	$3.20	7.44	$756,848
Granted	109,199	3.98
Exercised	(726)	6.94
Forfeited	(54,262)	4.10

Outstanding at December 31, 2018	535,027	$3.25	6.86	$8,188

Options vested and expected to vest as of December 31, 2018	525,057	$3.24	6.82	$8,188
Options exercisable as of December 31, 2018	373,162	$2.79	6.08	$8,149

Summary of restricted stock units award transactions
The following table summarizes RSU transactions for the year ended December 31, 2018:

	Total RSUs	Weighted average grant date fair value per share
Outstanding at December 31, 2017	242,568	$4.32
Granted	228,014	3.98
Forfeited	(5,022)	4.32

Outstanding at December 31, 2018	465,560	$4.15

RSUs vested and expected to vest as of December 31, 2018	459,362	$4.15
RSUs vested, but not yet issued as of December 31, 2018	236,141	$4.24